CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Current assets
Cash	$ 68,515	$ 55,365
Short-term investments (Note 4)	30,092	128,190
Account and other receivables (Note 5)	46,372	21,035
Loan receivable	0	250
Biological assets (Note 6)	17,968	12,122
Inventories (Note 7)	50,314	36,696
Prepaid expenses and deposits	8,362	6,957
Total current assets	221,623	260,615
Restricted funds (Note 26)	26,820	31,109
Property, plant and equipment (Note 8)	259,819	235,939
Intangible assets and goodwill (Note 9 and Note 27)	56,239	17,046
Deferred charges and deposits (Note 8)	5,537	3,195
Investments in associates (Note 16)	6,288	5,028
Net investment in sublease	781	1,085
Total assets	577,107	554,017
Current liabilities
Accounts payable and accrued liabilities	40,864	18,952
Other liabilities (Note 10)	10,360	4,484
Income taxes payable (Note 24)	1,421	0
Provisions (Note 11)	2,560	2,750
Current portion of long-term debt (Note 12)	80	80
Total current liabilities	55,285	26,266
Long-term debt (Note 12)	155	230
Derivative liabilities (Note 13)	4,873	37,527
Other long-term liabilities (Note 15)	5,119	10,189
Deferred income taxes (Note 24)	3,617	0
Liabilities	69,049	74,212
SHAREHOLDERS' EQUITY
Share capital (Note 14)	769,725	730,803
Equity reserves (Note 14)	28,338	24,724
Accumulated other comprehensive loss	(78)	(78)
Accumulated deficit	(289,927)	(275,644)
Total equity	508,058	479,805
Total equity and liabilities	$ 577,107	$ 554,017